       Insured California Intermediate Term Portfolio Series 10
                                                   File No. 33-49707
                                 Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 4
                          TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

     /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                      Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     I.  Organization and General Information

1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment
     Indenture                         and Termination of the
                                       Indenture

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the
          (Cumulative or               Trust-Distribution
          Distributive)

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (c)  Rights of Holders as to      Redemption; Public
          Withdrawal or Redemption     Offering of Units-
                                       Secondary Market

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, etc.   Units-Secondary Market;
                                       Exchange Option;
                                       Redemption; Rights of
                                       Unit Holders-
                                       Certificates

     (e)  Lapses or defaults with      *30
          respect to periodic
          payment plan certificates

     (f)  Voting rights as to          Rights of Unit Holders-
          Securities under the         Certain Limitations
          Indenture

     (g)  Notice to Holders as to      Amendment and
          change in:                   Termination of the
                                       Indenture

          1)   Assets of Trust         Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

          2)   Terms and Conditions    Amendment and
               of Trust's Securities   Termination of the
                                       Indenture

          3)   Provisions of Trust     Amendment and
                                                   Termination of the
                                                   Indenture

          4)   Identity of Depositor   Sponsor; Trustee
               and Trustee

     (h)  Security Holders' consent
          required to change:

          1)   Composition of assets    Amendment and
               of Trust                           Termination of the
                                                       Indenture

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

          2)   Terms and conditions     Amendment and
               of Trust's Securities          Termination of the
                                                       Indenture

          3)   Provisions of           Amendment and
               Indenture                 Termination of the
                                               Indenture

          4)   Identity of Depositor   *30
               and Trustee

     (i)  Other Provisions             Cover of Prospectus;
                                       Tax Status

11.  Type of securities comprising      The Trust-Summary
     units                                              Description of the
                                                        Portfolios; Objectives
                                                        and Securities
                                                        Selection; The Trust-
                                                        Special Considerations

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                                       Information; Public
                                                       Offering of Units-
                                                       Public Offering Price;-
                                                       Profit of Sponsor;-
                                                       Volume Discount;
                                                       Expenses and Charges

     (b)  Certain information          *30
          regarding periodic payment
          certificates

     (c)  Certain percentages          Summary of Essential
                                                   Information; Public
                                                  Offering of Units-
                                                   Public Offering Price;-
                                                   Profit of Sponsor;-
                                                   Volume Discount

     (d)  Price differentials          Public Offering of
                                                  Units - Public Offering
                                                   Price

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (e)  Certain other fees, etc.     Rights of Unit Holders
          payable by holders           - Certificates

     (f)  Certain profits receivable   Redemption _ Purchase
          by depositor, principal        by the Sponsors of
          underwriters, trustee or       Units Tendered for
          affiliated persons                Redemption

     (g)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction; Rights of
                                                      Unit Holders -
                                                      Certificates

15.  Receipt and handling of           Public Offering of
     payments from purchasers          Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Amendment
     underlying securities                    and Termination of the
                                              Indenture; Objectives
                                              and Securities
                                              Selection; The Trust-
                                              Summary Description of
                                              the Portfolio; Sponsor-
                                              Responsibility

17.  Withdrawal or redemption by       Redemption; Public
     Security Holders                             Offering of Units-
                                                            Secondary Market

18.  (a)  Receipt and disposition of   Administration of the
          income                                   Trust; Reinvestment
                                                         Programs

     (b)  Reinvestment of              Reinvestment Programs
          distributions

     (c)  Reserves or special fund     Administration of the
                                                      Trust-Distribution

     (d)  Schedule of distribution     *30
__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

19.  Records, accounts and report      Administration of the
                                                          Trust-Records and
                                                          Accounts;-Reports to
                                                          Unit Holders

20.  Certain miscellaneous             Amendment and
     provisions of the Indenture       Termination of the
                                                      Indenture; Sponsor -
                                                      Limitation on Liability
                                                   - Resignation; Trustee
                                       -             Limitation on
                                                     Liability - Resignation

21.  Loans to security holders         *30

22.  Limitations on liability          Sponsor, Trustee;
                                                    Evaluator - Limitation
                                                    on Liability

23.  Bonding arrangements          Included on Form N-8B-2

24.  Other material provisions of      *30
     the Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor         Sponsor

26.  Fees received by Depositor        Expenses and Charges -
                                                       Fees; Public Offering
                                                       of Units-Profit of
                                                      Sponsor

27.  Business of Depositor             Sponsor and Included in
                                       Form N-8B-2

28.  Certain information as to         Included in Form N-8B-2
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

31.  Payments by Depositor for         *30
     certain other services

32.  Payments by Depositor for         *30
     certain other services rendered
     to trust

33.  Remuneration of employees of      *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons     *30
     for certain services rendered
     to trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's           Public Offering of
     securities by states                 Units-Public
                                                   Distribution

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to        *30
     distribute

38.  (a)  Method of distribution
     (b)  Underwriting agreements      Units
     (c)  Selling agreements
                                                    Public Offering of

39.  (a)  Organization of principal    Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by          Public Offering of
     principal underwriter               Units-Profit of Sponsor

41.  (a)  Business of principal        Sponsor
          underwriter

     (b)  Branch officers of           *30
          principal underwriter



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (c)  Salesman of principal        *30
          underwriter

42.  Ownership of trust's securities   *30
     by certain persons

43.  Certain brokerage commissions     *30
     received by principal
     underwriter

44.  (a)  Method of valuation          Public Offering of
                                                      Units

     (b)  Schedule as to offering      *30
          price

     (c)  Variation in offering          Public Offering of
          price to certain persons       Units--Volume Discount;
                                                     Exchange Option

45.  Suspension of redemption rights   *30

46.  (a)  Redemption valuation          Public Offering of
                                        Units-Secondary Market;
                                        Redemption

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in        See items 10(d), 44 and
     underlying securities             46

     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation of    Trustee
     Trustee

49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                               Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  (a)  Name and address of          *30
          Insurance Company

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (b)  Type of policies             *30

     (c)  Type of risks insured and    *30
          excluded

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of          *30
          cancellation

     (g)  Method of determining        *30
          premiums

     (h)  Amount of aggregate          *30
          premiums paid

     (i)  Who receives any part of     *30
          premiums

     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  (a)  Method of selecting and      Introduction;
          eliminating securities             Objectives and
          from the Trust                        Securities Selection;
                                                        The Trust - Summary
                                                        Description of the
                                                         Portfolio; Sponsor -
                                                         Responsibility

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Policy of Trust regarding      Introduction;
          substitution and                      Objectives and
          elimination of securities          Securities Selection;
                                                         Sponsor -
                                                          Responsibility




__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (d)  Description of any           *30
          fundamental policy of the
          Trust

53.  Taxable status of the Trust       Cover of Prospectus;
                                                         Tax Status

     VIII.  Financial and Statistical Information

54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan
     certificates

56.  Certain information regarding     *30
     periodic payment plan
     certificates

57.  Certain information regarding     *30
     periodic payment plan
     certificates

58.  Certain information regarding     *30
     periodic payment plan
     certificates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition


__________________

*30  Not applicable, answer negative or not required.

LOGO


DEAN WITTER SELECT
MUNICIPAL TRUST


INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

Standard & Poor's Corporation Rating:  AAA

(A Unit Investment Trust)

_______________________________________________________________

This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of California income taxes to individual Unit Holders resident in the State of California, through investment in a fixed portfolio consisting primarily of investment grade intermediate term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The portfolio of the Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 1999, approximately 20% of the per Unit principal amount of the Securities included in the Trust.
(See: "Schedule of Portfolio Securities".) The Units of the Trust are rated AAA by Standard & Poor's Corporation because all of the Securities have been irrevocably insured by insurance either provided by the respective Issuers thereof or obtained by third parties. Minimum Purchase: $1,000.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:  LOGO                       DEAN WITTER REYNOLDS INC.
_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

          Prospectus Part A dated September 25, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF THIS A DOES NOT
MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL OR
PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.

              DEAN WITTER SELECT MUNICIPAL TRUST
   INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10


                       TABLE OF CONTENTS


                                                         Page

     PART A

     Table of Contents.....           ...........................    A-1
     Summary of Essential Information.................    A-3
          The Insured California Trust......     ..........   A-10
     Independent Auditor's Report...............     ......    F-1

     PART B

     Introduction.....................................                      1
     The Trust........................................                       2
          Special Considerations......................                2
          Summary Description of the Portfolios.......       3
     Insurance on the Securities in an Insured Trust..    21
     Objectives and Securities Selection..............          25
     The Units........................................                       26
     Tax Status.......................................                       27
          Public Offering of Units....................                32
          Public Offering Price.......................                  32
          Public Distribution.........................                   33
          Secondary Market............................                 34
          Profit of Sponsor...........................                    35
          Volume Discount.............................                 35
     Exchange Option..................................                 36
     Reinvestment Programs............................             37
     Redemption.......................................                    38
          Tender of Units.............................                    38
          Computation of Redemption Price per Unit...    39
          Purchase by the Sponsor of Units Tendered
            for Redemption............................                  39
     Rights of Unit Holders...........................                40
          Certificates................................                       40

                                             Page

          Certain Limitations.......          ..................     40
     Expenses and Charges..................      ...........     40
          Initial Expenses............................                 40
          Fees........................................                       40
          Other Charges...............................                 41
     Administration of the Trust......................           42
          Records and Accounts........................            42
          Distribution................................                    42
          Distribution of Interest and Principal......        42
          Reports to Unit Holders.....................             44
     Sponsor..........................................                     45
     Trustee..........................................                      47
     Evaluator........................................                     48
     Amendment and Termination of the Indenture.    49
     Legal Opinions...................................                 50
     Auditors.........................................                      50
     Bond Ratings.....................................                   50
     Federal Tax Free vs. Taxable Income..............     54


                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048

                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006

                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

                                           As of July 31, 1997




FACE AMOUNT OF SECURITIES           $3,655,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER 1,000 UNITS        .0118%
NUMBER OF UNITS                         3,653,839
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>                4.103%
  TRUST REPRESENTED BY EACH UNIT    1/3,653,839th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>                3.354%

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust      $3,701,774.00
                                                        Estimated net annual interest rate
  Divided by 3,653,839 Units                              per 1,000 Units times $1,000          $42.41
    multiplied by 1,000             $    1,013.12       Divided by 12                           $ 3.53

  Plus sales charge of 1.968 of                       RECORD DATE:  The ninth day of each month
    Public Offering Price (2.008%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             20.34       day of each month

Public Offering Price per 1,000 Units    1,033.46     MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed principal and                      Principal Account if balance therein
    net investment income and accrued                   is less than $1 per 1,000 Units
    interest (per 1,000 Units)              15.14<F1>   outstanding

    Adjusted Public Offering Price                    TRUSTEE'S ANNUAL FEE AND EXPENSES
      (per 1,000 Units)             $    1,048.60       (including estimated expenses and
                                                        Evaluator's fee) $1.84 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities    $ 1.84
  REDEMPTION PRICE PER 1,000 UNITS
  (based on bid side evaluation of
  underlying Securities, $20.34                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000
  Price per 1,000 Units)            $    1,028.26       face amount of underlying Securities       .25

CALCULATION OF ESTIMATED NET ANNUAL                   TOTAL ESTIMATED ANNUAL EXPENSES
  INTEREST RATE PER 1,000 UNITS                         PER 1,000 UNITS                         $ 2.09
  (based on face amount of $1
  per Unit)                                           EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        Minimum of $.40 per issue of Security
  Annual interest rate per 1,000
    Units                                   4.450%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2042
    1,000 Units ($2.09) expressed
    as a percentage                          .209%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per 1,000 Units                           4.241%      less than $1,500,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on July 31, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)



                                    A-3


                    SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)

          THE TRUST -- The Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 10 (the "Insured California Trust" or the "Trust") is a unit investment trust which was created on August 26, 1993 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as defined in Part B. The Trust is composed of "investment grade" intermediate term interest bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of California income taxation to individual Unit Holders resident in the State of California; and (2) the conservation of capital. The portfolio of the Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 1999, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See:
"Schedule of Portfolio Securities".) The payment of interest and the preservation of principal of the Trust is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities in the Trust are obligations of the State of California or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of California income taxes when owned by individual Unit Holders resident in the State of California. (For a discussion of certain tax aspects of the Trusts, see:
"Tax Status", in Part B. For a discussion of certain state tax aspects of the Insured California Trust, see: "Special Considerations Regarding California Securities -- California Tax Status", herein.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THE TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THE TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the respective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured California Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the Insured California Trust or not. Bond Insurance on all Securities in the Insured California Trust relates only to the Securities in such Trust and not to the Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of Bond Insurance relating to a Security in the Insured California Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured California Trust, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
"Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future.

(See:  "The Units -- Estimated Annual Income and Current
Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in intermediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Insured California Trust is considered to be concentrated in General Revenue Lease Payment Securities (39.74% of the aggregate market value of the Insured California Trust Portfolio). (See:
"The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "Special Considerations Regarding California Securities", herein, for a discussion of additional risks relating to Units of such Trust.)

          LADDERED MATURITIES -- The portfolio of the Insured California Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 1999, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) If interest rates rise, Unit Holders may be able to reinvest their principal distributions as received in higher-yielding obligations. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a single investment maturing at the close of the life of the Trust. Such return of 20% of principal each year may not be achieved due to various factors including the sale of bonds by the Trust to meet redemptions of Units or for other permitted reasons, and the bankruptcy of an issuer where the insurance company insuring the bond does not make the scheduled principal payment. Consequently, a Unit Holder may receive less than 20% of the principal amount in one or more years.

          PUBLIC DISTRIBUTION -- Sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the

Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis.
A portion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capacity in connection with the purchase of Units. The Glass Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

          OTHER INFORMATION -- The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. An intermediate term Trust contains obligations maturing in 3 to 10 years from the Date of Deposit. The maturity date of the Trust is January 1, 2042. The latest maturity of a Security in the Insured California Trust is August 2003; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is
3.838 years. The actual maturity dates of each of the Securities contained in the Insured California Trust are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by a Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in an Insured Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                   (as % of bid     (as % of Public
Time to Maturity                  side evaluation)  Offering Price)

Less than one year.............           0%                0%
1 year to less than 2 years....       0.756%             0.75%
2 years to less than 4 years...       1.523%             1.50%
4 years to less than 7 years...       2.564%             2.50%
7 years to less than 11 years..       3.627%             3.50%
11 years to less than 15 years.       4.712%             4.50%
15 years and greater...........       5.820%             5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified dollar amount of a Trust set forth below.

                                            Dealer Concession
                            % of Effective  as % of Effective
Number of Units              Sales Charge      Sales Charge

$1-$99,999................       100%              65%
$100,000-$249,999.........        95%              62%
$250,000-$499,999.........        85%              55%
$500,000-$999,999.........        70%              45%
$1,000,000 or more........        55%              35%

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merger to form MCDWD. In connection with such merger, the corporate name or DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MCDWD").

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger, (i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and (ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

                  THE INSURED CALIFORNIA TRUST


          The Portfolio of the Insured California Trust consists of seven issues of Securities, all of which were issued by Issuers located in California. None of the issues of Securities is a general obligation of an Issuer. All seven issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured California Trust contains the following categories of
Securities:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
Category of Security                (as of September 8, 1997)

Electric and Power..............              21.06%
General Revenue Lease Payment...              39.74%
Tax Allocation..................              18.57%
Water and Sewer.................              18.49%
Prerefunded/Escrowed to
  Maturity......................               2.14%
Original Issue Discount.........              33.36%

          See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured
California Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          The range of maturities in the Insured California
Trust is from January 1, 1999 to August 15, 2003. The dollar weighted average portfolio maturity of the Trust is more than three years but not more than 10 years.

          Of the Original Issue Discount bonds in the Insured California Trust, approximately 2.81% of the aggregate principal amount of the Securities in the Insured California Trust (or 2.14% of the market value of all Securities in the Insured California Trust on September 8, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          The Securities in the Insured California Trust are insured to maturity by the insurance obtained by the Issuers or
                 A-10
by third parties from the following insurance companies:
AMBAC:  27.09%; FGIC:  12.65% and MBIA:  60.26%.a

          On September 8, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Insured California Trust was $3,582,122.45.

          On September 8, 1997, all of the Securities in the Insured California Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured California Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

    SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES


Risk Factors

          Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. The State Trust is subject to certain additional risk factors.

          The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.





a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured
     California Trust on September 8, 1997.

California Trust

          The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete description.

          In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including their distribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations, However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger v. Hahn, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

          In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The "appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

          If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

          In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1995, the California Supreme court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

          In November 1988, California voters approved
Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revisions of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

          In November 1996, California voters approved
Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

          Certain tax-exempt securities in which the State Trust may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

          From 1990 to 1993, California (the "State") faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to have exceeded 800,000. California's economy has been recovering and growing steadily stronger since the start of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of Northern California. Personal income grew by over 7 percent or $55 billion in 1996. The residential construction sector of the State's economy remained weak in 1996, with permits for new housing increasing modestly from the previous year. In addition, the restructuring and consolidation occurring in California's aerospace and financial services industries, while aimed at making the companies involved more efficient and competitive in the longer term, has produced some negative economic consequences in the shorter term, including an uncertain job outlook for many workers.

          The recession affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State experienced recurring budget deficits. With the end of the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

          On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools"), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23 percent.

          Los Angeles County, the nation's largest county is also experiencing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving California economy, on the 1997-1998 budget is still uncertain.

  1997-98 Fiscal Year Budget

          On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an
8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million of vetoed funding.) The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

          The following are major features of the 1997-98
Budget Act:

          1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

          2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In May, 1997, the California Supreme Court in PERS v. Wilson made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. No provision exists for any additional payments relating to this court case.

          3. Continuing the third year of a four-year "compact" which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

          4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

          5.   Health and welfare costs are contained,
continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs welfare reform program.

          6. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal immigrants.

          7. The Budget Act contains no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

          Subsequent to the adoption and signature of the Budget Act, the Governor and Legislature reached certain agreements related to State expenditures and taxes, including support, on an annual basis, for a $931 million (by full implementation in the 1999-2000 fiscal year) tax cut aimed primarily at middle income families but also including businesses, $480 million to provide health insurance for uninsured children, $450 million to pay for county courts, $300 million for pay raises for state employees, and $52 million for tuition cuts for California public universities and community colleges. These agreements mostly will affect budgets in future fiscal years and their impact on the State's budget and the State's support for local governments is uncertain.

          THE FOREGOING DISCUSSION OF THE 1997-98 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

  State Indebtedness

          As of August 1, 1997, the State had over $17.82 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $8.26 billion remained unissued as of August 1, 1997. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1997, the State had approximately $6.17 billion of outstanding Lease-Purchase Debt.

          In addition to the general obligation bonds, State agencies and authorities had approximately $19.09 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

  Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

  Ratings

          Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Tax Status

          On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
California state income tax law which read as follows:

          The Insured California Trust is not an association taxable as a corporation under the income tax laws of the State of California;

          The income, deductions and credits against tax of the Insured California Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured California Trust under the income tax laws of the State of California;

          Interest on the bonds held by the Insured California Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

          Each holder of a Unit in the Insured California Trust will have a taxable event when the Insured California Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured California Trust is allocated among each of the bond issues held in the Insured California Trust (in accordance with the proportion of the Insured California Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured California Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

          Each holder of a Unit in the Insured California Trust is deemed to be the owner of a pro rata portion of the

     Insured California Trust under the personal property tax laws of the State of California;

          Each Unit holder's pro rata ownership of the bonds held by the Insured California Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

          Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

          In the opinion of Messrs. Paul, Hastings, Janofsky &
Walker LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT
                        THE UNIT HOLDERS, SPONSOR AND TRUSTEE
                        DEAN WITTER SELECT MUNICIPAL TRUST
                        INSURED CALIFORNIA INTERMEDIATE TERM
                        PORTFOLIO SERIES 10


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 10 as of July 31, 1997, and the related statements of operations and changes in net assets for each of the three yeears in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of July 31, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 10 as of July 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




September 8, 1997
New York, New York

</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

                                July 31, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $3,648,438) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,701,774

Accrued interest receivable                                           45,726

Cash                                                                  13,720

           Total                                                   3,761,220


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 3,447

   Accrued Sponsor's fees                                              1,995

           Total liabilities                                           5,442


Net Assets:

   Balance applicable to 3,653,839 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $53,336                      $3,701,774

      Undistributed net principal and investment
        income (Note (b))                                54,004


           Net assets                                             $3,755,778

Net asset value per 1,000 Units ($3,755,778 divided
  by 3,653,839 Units multiplied by 1,000)                         $ 1,027.90




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10



                                               For the years ended July 31,
                                                1997       1996       1995


Investment income - interest                  $169,388   $170,524   $170,374

Less Expenses:

   Trustee's fees and expenses                   6,849      6,901      6,898

   Sponsor's fees and expenses                     931        938        938

           Total expenses                        7,780      7,839      7,836

           Investment income -
             net                               161,608    162,685    162,538

Net gain on investments:

   Realized loss on securities sold or
     redeemed                                   (2,556)      -          -

   Net unrealized market appreciation           75,797     45,113    106,039

           Net gain on investments              73,241     45,113    106,039

Net increase in net assets resulting from
  operations                                  $234,849   $207,798   $268,577




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
           INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10



                                            For the years ended July 31,
                                           1997         1996         1995

Operations:

   Investment income - net              $  161,608   $  162,685   $  162,538

   Realized loss on securities sold or
     redeemed                               (2,556)        -            -

   Net unrealized market appreciation       75,797       45,113      106,039

           Net increase in net assets
             resulting from operations     234,849      207,798      268,577


Less Distributions to Unit Holders:

   Investment income - net                (158,064)    (159,105)    (159,300)

           Total distributions            (158,064)    (159,105)    (159,300)


Less Capital Share Transactions:

   Redemption of 81,161 Units and
     15,000 Units, respectively            (80,162)     (14,745)        -

   Accrued interest on redemption           (1,106)        (225)        -

           Total capital share
             transactions                  (81,268)     (14,970)        -

Net (decrease) increase in net assets       (4,483)      33,723      109,277

Net assets:

   Beginning of year                     3,760,261    3,726,538    3,617,261

   End of year (including undistributed
     principal and net investment income
     of $54,004 and $40,010, and undis-
     tributed net investment income of
     $54,685, respectively)             $3,755,778   $3,760,261   $3,726,538




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

                               July 31, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (August 26, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

                               July 31, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (August 26, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of July 31, 1997 follows:

       Original cost to investors                                $3,848,775
       Less:  Gross underwriting commissions (sales charge)        (115,479)
       Net cost to investors                                      3,733,296
       Cost of securities sold or redeemed                          (97,718)
       Unrealized market appreciation                            53,336
       Accumulated interest accretion                                12,860
       Net amount applicable to investors                        $3,701,774

(d) OTHER INFORMATION

    Selected data for 1,000 Units of the Trust during each year:

                                             For the years ended July 31,
                                             1997        1996        1995

       Net investment income distribu-
         tions during year                 $ 42.55   $   42.57    $ 42.48

       Net asset value at end of year      $1027.90  $1,006.76    $993.74

       Trust Units outstanding at end
         of year                          3,653,839  3,735,000   3,750,000

<CAPTON>

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                       INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

                                            July 31, 1997



Port-                                                                                               Optional
folio                                Rating         Face      Coupon    Maturity    Sinking Fund    Refunding       Market
 No.       Title of Securities        <F3>          Amount      Rate       Date     Redemptions<F5> Redemptions<F4> Value<F6><F7>

  1. Southern California Public
     Power Authority, San Juan
     Power Project Revenue Bonds,
     1993 Series A (San Juan
     Unit 3) (MBIA Insured) <F9>       AAA      $  750,000     4.375%  01/01/99    NONE              NONE            $  755,850

  2. North of the River Sani-
     tary District No. 1, 1993
     Refunding Revenue Bonds
     (AMBAC Insured) <F10>             AAA         205,000     4.900    05/01/00    NONE             NONE                 210,176

  3. Fresno Water System Reve-
     nue Refunding Bond, 1993
     Series A (FGIC Insured) <F8>      AAA         450,000     4.400    06/01/00    NONE             NONE                 455,355

  4. Santa Ana Community Rede-
     velopment Agency, South
     Main Street Redevelopment
     Project, Tax Allocation
     Refunding Bonds, Series
     1993D (MBIA Insured) <9>          AAA         750,000     4.600    09/01/01    NONE             NONE                 766,207

  5. Sacramento City Financing
     Authority Lease Revenue
     Refunding Bonds, Series
     1993 A (AMBAC Insured) <F10>      AAA         750,000     4.650    11/01/02    NONE             NONE                 768,548

  6. San Mateo County Certifi-
     cates of Participation
     (Capital Projects Program),
     Series of 1991 (MBIA
     Insured) (Escrowed to
     Maturity) <F9>                    AAA         100,000     0.000    07/01/03    NONE             NONE                  77,074

  7. Los Angeles Convention and
     Exhibition Center Authority
     Lease Revenue Bonds, 1993
     Refunding Series A (MBIA
     Insured) <F9>                     AAA         650,000     4.700    08/15/03    NONE             NONE                 668,564

                                                $3,655,000                                                             $3,701,774




                                                   See notes to schedule of portfolio securities



                                       F-7




               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
        INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 10

                             July 31, 1997





<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of July 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At July 31, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation             $59,745

       Gross unrealized market depreciation              (6,409)

       Net unrealized market appreciation               $53,336

    The amortized cost of the Securities for Federal income tax purposes was $3,648,438 at July 31, 1997.

<F8> Insured by Financial Guaranty Insurance Company ("FGIC").

<F9> Insured by Municipal bond Insurance Association ("MBIA").

<F10> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

  CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following documents:

     The facing sheet.

     The Cross Reference Sheet.

     The Prospectus.

     The signatures.

     Consents of the Evaluator, Independent Auditors and
     Standard & Poor's; all other consents were previously filed.

     The following exhibits:

      8.       Opinion of Paul, Hastings, Janofsky & Walker
               LLP.

     23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

          1b.  Consent of Independent Auditors.

          1d.  Consent of Standard & Poor's, a division of The
               McGraw-Hill Companies, Inc.

     27.       Financial Data Schedule.

                       CONSENT OF COUNSEL

          The consents of Counsel to the use of their names in the Prospectus included in this Registration Statement are contained in their opinions filed as Exhibits EX-5 and EX-8 to this Registration Statement.

                           SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 10, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 25th day of September, 1997.

                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED CALIFORNIA INTERMEDIATE TERM
                      PORTFOLIO SERIES 10
                         (Registrant)

                    By:  DEAN WITTER REYNOLDS INC.
                              (Depositor)


                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 25th day of September, 1997.

                                   DEAN WITTER REYNOLDS INC.


Name                 Office

Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Directors      )
                                                       By: Thomas Hines
                                                              Thomas Hines
                                                              Attorney-in-fact*




a Executed copies of the Powers of Attorney filed by a majority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

     Name                        Office

Richard M. DeMartini              Director***

Robert J. Dwyer                       Director***

Christine A. Edwards               Director***

James F. Higgins                      Director***

Charles A. Fiumefreddo           Director**

Mitchell M. Merin                   Director*

Stephen R. Miller                    Director***

Richard F. Powers III              Director*

Philip J. Purcell                      Director***

Thomas C. Schneider              Director**

William B. Smith                   Director**


* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form
     S-6 for Dean Witter Select Equity Trust, Select 10
     Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6
     for Dean Witter Select Equity Trust, Select 10
     International Series 95-1, File No. 33-56389.